Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of Options, Outstanding		159,003,977		159,003,977	153,789,602	153,789,602
Number of Options, Granted				150,000		27,486,250
Number of Options, Exercised						0
Number of Options, Cancelled or forfeited						(22,271,875)
Number of Options, Outstanding	158,575,852			158,575,852		159,003,977	153,789,602
Number of Options, Options exercisable						0
Number of Options, Vested or expected to vest	158,575,852			158,575,852		159,003,977
Weighted- Average Exercise Price, Outstanding		$ 0.02		$ 0.02	$ 0.02	$ 0.02
Weighted- Average Exercise Price, Granted				0.01		0.01
Weighted- Average Exercise Price, Cancelled or forfeited				0		0.03
Weighted- Average Exercise Price, Outstanding	$ 0.02			0.02		0.02	$ 0.02
Weighted- Average Exercise Price, Vested or expected to vest	0.02			0.02		0.02
Weighted- Average Exercise Price, Options exercisable	$ 0			$ 0		$ 0
Weighted- Average Remaining Contractual Term, Outstanding				6 years 5 months 1 day		6 years 5 months 15 days	7 years 2 months 4 days
Weighted- Average Remaining Contractual Term, Vested or expected to vest				6 years 5 months 1 day		6 years 5 months 15 days
Aggregate Intrinsic Value, Outstanding	$ 13,288			$ 13,288		$ 13,288	$ 14,276
Aggregate Intrinsic Value, Vested or expected to vest	13,288			$ 13,288		13,288
Weighted- Average Exercise Price, Exercised				$ (578,125)
Aggregate Intrinsic Value, Options exercisable	$ 0			$ 0		$ 0
Weighted Average Remaining Contractual , Exercised		18 days
IKENA ONCOLOGY INC
Number of Options, Outstanding		639,837		639,837	590,688	590,688
Number of Options, Granted	0			0		198,098
Number of Options, Exercised	0		0	0	0	0
Number of Options, Cancelled or forfeited				(112,100)		(148,948)
Number of Options, Outstanding	527,737			527,737		639,837	590,688
Number of Options, Options exercisable	376,228			376,228		404,258
Number of Options, Vested or expected to vest	527,737			527,737		639,837
Weighted- Average Exercise Price, Outstanding		$ 60.24		$ 60.24	$ 76.2	$ 76.2
Weighted- Average Exercise Price, Granted						17.73
Weighted- Average Exercise Price, Cancelled or forfeited				92.92		66.81
Weighted- Average Exercise Price, Outstanding	$ 53.28			53.28		60.24	$ 76.2
Weighted- Average Exercise Price, Vested or expected to vest	53.28			53.28		60.24
Weighted- Average Exercise Price, Options exercisable	$ 63.6			$ 63.6		$ 77.14
Weighted- Average Remaining Contractual Term, Outstanding				6 years 8 months 8 days		6 years 3 months	6 years 11 months 1 day
Weighted- Average Remaining Contractual Term, Vested or expected to vest				6 years 8 months 8 days		6 years 3 months
Weighted- Average Remaining Contractual Term, Option exercisable				6 years 3 days		4 years 9 months 10 days
Aggregate Intrinsic Value, Outstanding	$ 22			$ 22		$ 426	$ 94
Aggregate Intrinsic Value, Vested or expected to vest	22			22		426
Aggregate Intrinsic Value, Options exercisable	$ 22			$ 22		$ 77